Consolidated Statements of Cash Flows ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Cash flows used in operations (see Appendix A)	$ (5,067)	$ (6,263)	$ (2,757)
Interest received	7	17	75
Dividend received		120
Interest paid	(53)	(8)	(5)
Income tax paid	(137)	(9)	(8)
Net cash flow used in operating activities	(5,250)	(6,143)	(2,695)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for purchase of property and equipment	(141)	(324)	(62)
Payment for acquisitions of associates and financial assets at fair value through profit or loss (see note 3 and note 4)	(4,703)	(1,818)	(4,057)
Deconsolidation of ScoutCam Inc. upon loss of control (see Appendix C and note 3C)	(3,252)
Consolidation of Jeffs’ Brands upon gain of control (see Appendix E and note 3E)	240
Purchase of intangible assets (Note 9 and supplement disclosure of cash flow information)	(5,003)
Consolidation of Eventer ltd upon gain of control (see Appendix B and note 3D)		541
Exercise of warrants issued by an associate (see note 3C)	(234)
Loan extended to an associate (see note 3F)	(1,236)
Proceeds from sale of financial assets at fair through profit of loss and securities of an associate (see note 3G)	1,883
Net cash flow used in investing activities	(12,446)	(1,601)	(4,119)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants by a subsidiary, net of issuance costs (see note 4B, 4A)	1,388	4,587
Receipt of short-term loans (see note 3E)	981
Repayment of loans (see note 3E)	(1,336)
Receipt of long-term loans (see note 3E)	940
Repayment of related party debt (Note 3D)	(159)
Transaction with non-controlling interest (see Appendix D and note 4)			3,202
Principal elements of lease liability		(46)	(46)
Proceeds from issuance of shares and warrants and from exercise of warrants, net of issuances costs (see note 12)	17,336	18,405
Net cash flow generated from financing activities	19,150	22,946	3,156
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,454	15,202	(3,658)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	22,363	7,036	10,625
GAINS (LOSSES) FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	208	125	69
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	24,025	22,363	7,036
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Right of use assets obtained in exchange for lease liabilities			174
Non-cash investment in the Gix Group and issuance of ADS (note 3F)	4,417		827
Issuance of shares in exchange for media and advertising services rights (Note 3D)	1,250
Purchase a software license on credit - Screenz Cross Media Ltd (Note 3D, Note 9)	1,346
Increase in Screenz payable balance due to modification into a debt (Note 3D, Note 9)	115
Increase in loan balance following terms modification (Note 3E)	14
Deferred offering costs included in other current liabilities	423
Unpaid Recapitalization Transaction costs			89
NET CASH USED IN OPERATIONS:
Income (Loss) for the period before taxes on income	4,151	(6,841)	(14,179)
Adjustment in respect of:
Depreciation and amortization	320	167	75
Net loss (income) from change in the fair value of financial assets at fair value through profit or loss	(714)	(797)	(92)
Changes in fair value of warrants issued to investors	(484)	(338)	(142)
Change in fair value of commitment to issue shares	75
Gain (loss) from exchange differences on cash and cash equivalents	(208)	(125)	(69)
Gain (loss) from exchange differences other than cash and cash equivalents	59
Share of net loss of associates accounted for using the equity method	2,149	170	216
Finance expenses	321	8	5
Finance income	(70)
Amortization of excess purchase price of associates	263	546
Listing expenses			10,098
Dividend received		(120)
Interest received	(7)	(17)	(75)
Share based compensation to employees and service providers	2,362	1,388	259
Gain arising from deconsolidation of a subsidiary upon loss of control (see note 4A)	(11,465)
Gain from sales of securities of an investment (see note 4E)	(2,026)
Impairment of intangible asset	89
CHANGES IN OPERATING ASSET AND LIABILITY ITEMS:
Decrease (increase) in trade accounts receivable	(239)	(74)	2
Decrease (increase) in other current assets	231	(440)	83
Increase (decrease) in trade accounts payables	1,033	602	(115)
Increase (decrease) in accrued compensation expenses	18	(28)	(74)
Increase (decrease) in contract liability	(1,069)	(346)	1,953
Decrease (increase) in contract fulfillment assets	(240)
Increase (decrease) in accrued expenses and other liabilities	809	455	117
Increase (decrease) in liability to event producers	962
Decrease (increase) in deferred offering costs	(836)
Decrease (increase) in inventory	(551)	(473)	(819)
NET CASH USED IN OPERATIONS	$ (5,067)	$ (6,263)	$ (2,757)